ENDEAVOR SERIES TRUST
Supplement dated November 18, 1997
to Prospectuses dated May 1, 1997, August 7, 1997 and October 8,
1997


	Effective November 3, 1997, David L. Diamond is no longer a manager of the Dreyfus Small Cap Value Portfolio (the
"Portfolio"). Mr. Peter I. Higgins will continue as manager of the Portfolio.